Material Accounting Policies Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Material Accounting Policies Information [Line Items]
Net loss	$ (1,135,963)	$ (27,056)	$ 1,329,717
Net cash outflows from operating activities	$ (751,602)	$ 569,214	$ (394,330)
Closing bid price (in Dollars per share)	$ 1
Working capital	$ 9,107,627
Cash proceeds from disposal of fund investments	$ 1,400,000
Intangible Assets [Member]
Material Accounting Policies Information [Line Items]
Amortized over period	5 years